Long-Term Debt and Convertible Promissory Notes - Schedule of Future Minimum Debt Payments (Details) - USD ($)	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Debt Disclosure [Abstract]
2017		$ 561
2018 and thereafter
Total		561
Less: current maturities		561	$ 6,149
Long-term debt